Supplemental Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Supplemental Financial Information

NOTE 2    SUPPLEMENTAL FINANCIAL INFORMATION

Net Interest Expense

As described in Note 7, the company issued senior notes with an aggregate principal amount of $5 billion in June 2015. Prior to the issuance of the senior notes, Baxter’s third-party debt and the related interest expense were not allocated to the company.

(in millions)	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014

Interest costs	$45	$—	$50	$—
Interest costs capitalized	(21)	—	(22)	—

Interest expense, net of capitalized interest	$24	$—	$28	$—
Interest income	(1)	—	(2)	—

Net interest expense	$23	$—	$26	$—

Inventories

(in millions)	September 30, 2015	December 31, 2014

Raw materials	$587	$524
Work in process	1,018	976
Finished goods	579	460

Total inventories	$2,184	$1,960

Other Current Assets

(in millions)	September 30, 2015	December 31, 2014

Short-term deferred income taxes	$174	$215
Due from Baxter International Inc.	493	—
Prepaid expenses and other	191	173

Total other current assets	$858	$388

Accrued Liabilities

(in millions)	September 30, 2015	December 31, 2014

Income taxes payable and deferred taxes	$103	$356
Employee compensation and withholdings	263	210
Property, payroll and certain other taxes	63	78
Accrued rebates	236	245
Due to Baxter International Inc.	508	—
Other	358	271

Total accrued liabilities	$1,531	$1,160

Other Long-Term Liabilities

(in millions)	September 30, 2015	December 31, 2014

Pension and other employee benefits	$513	$177
Contingent payment liabilities	436	518
Long-term deferred income taxes	553	357
Due to Baxter International Inc.	51	—
Other	67	66

Total other long-term liabilities	$1,620	$1,118

NOTE 3    SUPPLEMENTAL FINANCIAL INFORMATION

Accrued Liabilities

as of December 31 (in millions)	2014	2013

Income taxes payable and deferred taxes	$356	$545
Employee compensation and withholdings	210	184
Property, payroll and certain other taxes	78	60
Accrued rebates	245	193
Accrued litigation reserves	3	73
Other	268	313

Total accrued liabilities	$1,160	$1,368

Long-Term Liabilities

as of December 31 (in millions)	2014	2013

Pension and other employee benefits	$177	$166
Contingent payment liabilities	518	291
Long-term deferred income taxes	269	228
Uncertain tax positions	88	88
Capital lease obligations	275	14
Other	66	58

Total accrued liabilities	$1,393	$845

Non-cash Investing and Financing Activities

as of December 31 (in millions)	2014	2013	2012

Accrued capital expenditures	$29	$63	$60
Assets acquired through capital lease obligations	263	13	$—